S000047014 [Member] Expense Example - BATS: Securitized Total Return Series - BATS SERIES A	Mar. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 2
Expense Example, with Redemption, 3 Years	6
Expense Example, with Redemption, 5 Years	11
Expense Example, with Redemption, 10 Years	$ 26